Annual Total Returns[BarChart] - Transamerica Large Growth - R4	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.12%)	14.76%	35.00%	10.46%	8.89%	0.75%	32.49%	(0.47%)	34.27%	72.99%